RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit risk exposure [text block]

Assets	December 31, 2020		December 31, 2019
Cash and cash equivalents (**)	Ps.	27,687,525	Ps.	23,464,691
Debt securities held for trading		4,780,993		4,673,113
Debt securities mandatorily FVTPL		7,385		10,102
Debt securities FVOCI		28,966,356		21,608,992
Debt securities at amortized cost		5,580,128		3,053,862
Derivatives instruments		1,133,924		917,434
Hedging derivatives		156,220		166,598
Loans
Commercial		110,986,938		98,936,699
Consumer		65,835,457		59,840,451
Mortgage		24,558,771		20,221,683
Microcredit		372,321		410,320
Interbank and overnight funds		4,693,678		2,718,961
Other accounts receivable FVTPL		2,958,385		2,706,030
Other accounts receivable at amortized cost		12,381,009		9,282,734
Total financial assets with credit risk	Ps.	290,099,090	Ps.	248,011,670
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,185,261		3,341,641
Credit commitments		32,967,149		28,812,963
Total exposure to credit risk outside of the statement of financial position	Ps.	37,152,410	Ps.	32,154,604
Total maximum exposure to credit risk	Ps.	327,251,500	Ps.	280,166,274

(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

Disclosure of financial assets [text block]

December 31, 2020

	Loan Portfolio without		Financial		Loan Portfolio
Portfolio segment	financial leasing		Leasing		with financial leasing
Commercial	Ps.	105,044,013	Ps.	10,636,603	Ps.	115,680,616
Interbank and overnight funds		4,693,678		—		4,693,678
Commercial lending portfolio		100,350,335		10,636,603		110,986,938
Consumer		65,496,673		338,784		65,835,457
Residential mortgage		22,757,641		1,801,130		24,558,771
Microcredit		372,321		—		372,321
Total portfolio	Ps.	193,670,648	Ps.	12,776,517	Ps.	206,447,165

December 31, 2019

	Loan Portfolio				Loan Portfolio
Portfolio segment	2019		Reclassification		2020
Commercial	Ps.	91,306,719	Ps.	(91,306,719)	Ps.	—
Interbank and overnight funds		—		2,718,961		2,718,961
Commercial lending portfolio		—		98,936,699		98,936,699
Consumer		59,587,929		252,522		59,840,451
Residential mortgage		18,661,389		1,560,294		20,221,683
Microcredit		410,320		—		410,320
Financial Leasing		12,161,757		(12,161,757)		—
Total portfolio	Ps.	182,128,114	Ps.	—	Ps.	182,128,114

Loss allowance

December 31, 2020

	Loss allowance without		Financial		Loss allowance
Portfolio segment	financial leasing		Leasing		with financial leasing
Commercial	Ps.	4,627,431	Ps.	653,826	Ps.	5,281,257
Interbank and overnight funds		851		—		851
Commercial lending portfolio		4,626,580		653,826		5,280,406
Consumer		4,924,964		14,007		4,938,971
Residential mortgage		491,188		69,716		560,904
Microcredit		124,039		—		124,039
Total portfolio	Ps.	10,167,622	Ps.	737,549	Ps.	10,905,171

December 31, 2019

	Disclosure Loss allowance				Disclosure Loss allowance
Portfolio segment	2019		Reclassification		2020
Commercial	Ps.	3,739,330	Ps.	(3,739,330)	Ps.	—
Interbank and overnight funds		—		986		986
Commercial lending portfolio		—		4,188,388		4,188,388
Consumer		3,548,580		6,460		3,555,040
Residential mortgage		306,237		45,321		351,558
Microcredit		89,825		—		89,825
Financial Leasing		501,825		(501,825)		—
Total portfolio	Ps.	8,185,797	Ps.	—	Ps.	8,185,797

Disclosure Of Credit Risk Categories [Table Text Block]
Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in its payment obligations of capital and/or interest.

Description of detailed information about investments subject to value at risk [Text Block]

	At December 31,
	2020			2019
	Investment		Percentage	Investment		Percentage
	subject to		of Portfolio	subject to		of Portfolio
	Regulatory	Regulatory	subject to	Regulatory	Regulatory	subject to
	VaR	VaR	VaR	VaR	VaR	VaR
More than 36 months	85,832	12,617	100%	75,584	11,111	100%
Total	85,832	12,617	100%	75,584	11,111	100%

Disclosure of internal credit grades [text block]

As of December 31, 2020, and 2019, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.6) (ix), and explained in detail in Note 4.1.5 (Measurement of Expected Credit Loss).

Total Portfolio

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2 (*)		Stage 3		Total
0%- 7.5%	Ps.	160,410,317	Ps.	6,205,666	Ps.	7	Ps.	166,615,990
7.5% - 15%		6,054,623		3,204,615		198		9,259,436
15% - 22.5%		612,299		2,731,542		9		3,343,850
22.5% - 30%		197,377		2,111,235		25		2,308,637
30% - 45%		157,726		5,802,907		77,935		6,038,568
45% - 60%		48,428		3,305,930		84,507		3,438,865
60% - 90%		3,400		3,133,570		242,787		3,379,757
> 90%		5,478		92,734		11,963,850		12,062,062
TOTAL	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	154,874,025	Ps.	1,105,784	Ps.	-	Ps.	155,979,809
7.5% - 15%		7,693,201		944,476		-		8,637,677
15% - 22.5%		569,434		781,687		-		1,351,121
22.5% - 30%		192,482		615,153		-		807,635
30% - 45%		437,563		1,948,824		-		2,386,387
45% - 60%		13,803		1,322,428		146,625		1,482,856
60% - 90%		424,490		1,260,615		210,585		1,895,690
> 90%		1,690		77,840		9,507,409		9,586,939
TOTAL	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114

(*) For more information -see Note 1.1 Other events COVID-19 impact-

(**)See section 4.1.1.A Loan portfolio disclosure changes

Commercial

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	91,482,201	Ps.	3,063,730	Ps.	3	Ps.	94,545,934
7.5% - 15%		706,295		963,330		7		1,669,632
15% - 22.5%		195,341		933,973		-		1,129,314
22.5% - 30%		87,872		429,489		2		517,363
30% - 45%		104,057		3,299,369		205		3,403,631
45% - 60%		43,273		1,084,590		23		1,127,886
60% - 90%		2,645		60,967		10		63,622
> 90%		4,452		8,252		8,516,852		8,529,556
TOTAL	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	88,283,142	Ps.	378,851	Ps.	-	Ps.	88,661,993
7.5% - 15%		927,879		436,896		-		1,364,775
15% - 22.5%		45,715		222,226		-		267,941
22.5% - 30%		45,611		106,437		-		152,048
30% - 45%		30,324		1,037,267		-		1,067,591
45% - 60%		1,508		533,153		-		534,661
60% - 90%		1,647		48,453		-		50,100
> 90%		1,573		3,864		6,832,153		6,837,590
TOTAL	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699

Consumer

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,952,378	Ps.	2,145,102	Ps.	-	Ps.	48,097,480
7.5% - 15%		4,949,864		1,092,553		189		6,042,606
15% - 22.5%		400,447		956,769		8		1,357,224
22.5% - 30%		98,380		1,114,336		7		1,212,723
30% - 45%		46,334		1,771,603		77,728		1,895,665
45% - 60%		4,745		1,732,311		84,479		1,821,535
60% - 90%		347		2,488,943		242,773		2,732,063
> 90%		1,026		81,109		2,594,026		2,676,161
TOTAL	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,705,342	Ps.	543,384	Ps.	-	Ps.	46,248,726
7.5% - 15%		6,429,405		313,322		-		6,742,727
15% - 22.5%		477,856		320,902		-		798,758
22.5% - 30%		138,510		339,005		-		477,515
30% - 45%		378,370		651,330		-		1,029,700
45% - 60%		3,458		603,034		146,625		753,117
60% - 90%		422,442		1,066,182		210,585		1,699,209
> 90%		104		70,289		2,020,306		2,090,699
TOTAL	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451

Mortgage

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,223,127	Ps.	996,792	Ps.	4	Ps.	19,219,923
7.5% - 15%		298,817		1,148,718		2		1,447,537
15% - 22.5%		12,876		840,653		1		853,530
22.5% - 30%		845		567,375		16		568,236
30% - 45%		2,217		731,359		2		733,578
45% - 60%		-		456,779		5		456,784
60% - 90%		-		472,887		4		472,891
> 90%		-		3,309		802,983		806,292
TOTAL	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,043,825	Ps.	183,532	Ps.	-	Ps.	18,227,357
7.5% - 15%		192,996		194,223		-		387,219
15% - 22.5%		16,034		238,558		-		254,592
22.5% - 30%		4,187		169,007		-		173,194
30% - 45%		8,606		259,657		-		268,263
45% - 60%		171		185,300		-		185,471
60% - 90%		65		123,445		-		123,510
> 90%		13		3,687		598,377		602,077
TOTAL	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683

Microcredit

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	59,072	Ps.	42	Ps.	-	Ps.	59,114
7.5% - 15%		99,647		14		-		99,661
15% - 22.5%		3,635		147		-		3,782
22.5% - 30%		10,280		35		-		10,315
30% - 45%		5,118		576		-		5,694
45% - 60%		410		32,250		-		32,660
60% - 90%		408		110,773		-		111,181
> 90%		-		64		49,850		49,914
TOTAL	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	123,733	Ps.	17	Ps.	-	Ps.	123,750
7.5% - 15%		142,921		34		-		142,955
15% - 22.5%		29,829		-		-		29,829
22.5% - 30%		4,174		704		-		4,878
30% - 45%		20,263		570		-		20,833
45% - 60%		8,666		941		-		9,607
60% - 90%		336		22,535		-		22,871
> 90%		-		-		55,597		55,597
TOTAL	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

Interbank and overnight funds

December 31, 2020
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	4,693,539	Ps.	-	Ps.	-	Ps.	4,693,539
7.5% - 15%		-		-		-		-
15% - 22.5%		-		-		-		-
22.5% - 30%		-		-		-		-
30% - 45%		-		-		-		-
45% - 60%		-		-		-		-
60% - 90%		-		-		-		-
> 90%		-		-		139		139
TOTAL	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	2,717,983	Ps.	-	Ps.	-	Ps.	2,717,983
7.5% - 15%		-		1		-		1
15% - 22.5%		-		1		-		1
22.5% - 30%		-		-		-		-
30% - 45%		-		-		-		-
45% - 60%		-		-		-		-
60% - 90%		-		-		-		-
> 90%		-		-		976		976
TOTAL	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961

Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2020		December 31, 2019
Investment grade	Ps.	16,273,954	Ps.	15,110,595
Central bank		3,943,832		4,755,515
Financial entities		12,328,559		10,353,061
Others		1,563		2,019
Speculative grade		11,319,651		7,904,760
Central bank		9,900,155		7,714,111
Financial entities		1,419,496		190,649
Without grade or not available		93,920		449,336
Financial entities		93,920		333,864
Others		—		115,472
Cash and cash equivalent with third parties	Ps.	27,687,525	Ps.	23,464,691
Cash held by entity (**)		6,338,010		6,652,545
Total	Ps.	34,025,535	Ps.	30,117,236

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure Of Other Receivables [Table Text block]

		December 31, 2020
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	—	Ps.	7,238,645
Other accounts receivables related to gas, energy services, contributions and others		965,745		151,179		176,500		—		1,293,424
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,848,940		3,848,940
Total other receivables	Ps.	8,204,390	Ps.	151,179	Ps.	176,500	Ps.	3,848,940	Ps.	12,381,009

		December 31, 2019
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	—	Ps.	4,719,510
Other accounts receivables related to gas, energy services, contributions and others		830,995		132,474		113,503		—		1,076,972
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,486,252		3,486,252
Total other receivables	Ps.	5,550,505	Ps.	132,474	Ps.	113,503	Ps.	3,486,252	Ps.	9,282,734

Disclosure Of Segmentation Of Accounts Receivable [Table Text Block]

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	150,972	Ps.	—	Ps.	—	Ps.	150,972
Gas		527,230		144,339		91,907		763,476
Energy		75,350		6,840		84,593		166,783
Other accounts receivable		212,193		—		—		212,193
Total segmentation	Ps.	965,745	Ps.	151,179	Ps.	176,500	Ps.	1,293,424

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	99,852	Ps.	—	Ps.	—	Ps.	99,852
Gas		459,012		128,455		46,166		633,633
Energy		62,662		4,019		67,337		134,018
Other accounts receivable		209,469		—		—		209,469
Total segmentation	Ps.	830,995	Ps.	132,474	Ps.	113,503	Ps.	1,076,972

Disclosure Of Exposure To Credit Risk And ECLs For Other Accounts Receivables And Contract Assets For Corporate Customers [Table Text Block]

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2020	rate	amount		allowance		impaired
0–30 days past due	0.60%		2,773,642		16,570	—
31–60 days past due	0.56%		637,251		3,587	—
61–90 days past due	24.19%		43,874		10,611	—
More than 90 days past due	63.35%		394,173		249,700	394,173
		Ps.	3,848,940	Ps.	280,468

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2019	rate	amount		allowance		impaired
0–30 days past due	1.05%		2,275,266		23,892	—
31–60 days past due	1.70%		810,364		13,788	—
61–90 days past due	11.05%		72,920		8,061	—
More than 90 days past due	65.50%		327,702		214,660	327,702
		Ps.	3,486,252	Ps.	260,401

Disclosure of assets and liabilities exposed to trading risk [Text Block]

Trading derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2020
Derivative assets	Ps.	33,810,221	Ps.	1,133,924	Ps.	2,919,623	Ps.	—
Derivative liabilities		36,465,423		1,452,574		5,225,408		1,165
2019
Derivative assets	Ps.	38,957,370	Ps.	917,434	Ps.	4,720,381	Ps.	—
Derivative liabilities		40,549,648		962,438		5,315,421		52

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2020
Derivative assets	Ps.	3,732,435	Ps.	156,220	Ps.	1,577,234	Ps.	—
Derivative liabilities		1,326,995		56,627		387,873		—
2019
Derivative assets	Ps.	7,322,445	Ps.	166,598	Ps.	3,252,561	Ps.	—
Derivative liabilities		6,211,399		94,298		3,318,104		—

Disclosure of Loans and Advances by Range of Loan to Value Ratio [Table Text Block]

	December 31, 2020		December 31, 2019
LTV ratio
Less than 50%	Ps.	7,995,750	Ps.	7,030,135
51 – 70%		8,341,911		7,050,550
71 – 90%		6,675,478		5,189,800
91 – 100%		1,251,401		731,266
More than 100%		294,231		219,932
Total	Ps.	24,558,771	Ps.	20,221,683

Credit-impaired mortgage loans

	December 31, 2020		December 31, 2019
LTV ratio
Less than 50%	Ps.	192,426	Ps.	136,197
51 – 70%		254,087		197,183
More than 70%		356,504		264,997
Total	Ps.	803,017	Ps.	598,377

Disclosure of Detailed Information on Credit Portfolio [Text Block]

									Interbank and
December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	50,133,716	Ps.	56,603,996	Ps.	5,906	Ps.	242,727	Ps.	571,851	Ps.	107,558,196
Loans secured by other banks		237,028		2,640		—		—		—		239,668
Collateralized credits:
Mortgages		535,414		90,342		22,719,588		1,701		—		23,347,045
Other real estate		25,261,669		1,541,786		5,486		357		—		26,809,298
Investments in equity instruments		309,014		—		—		—		—		309,014
Deposits in cash or cash equivalents		1,357,417		213,473		—		—		33,276		1,604,166
Leased machineries and vehicles		8,475,723		338,388		1,755,468		—		—		10,569,579
Fiduciary agreements, standby letters and guarantee funds		12,103,331		32,609		72,217		118,032		—		12,326,189
Pledged income		4,212,031		—		—		—		—		4,212,031
Pledges		4,937,867		6,942,093		55		369		—		11,880,384
Other assets		3,423,728		70,130		51		9,135		4,088,551		7,591,595
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

									Interbank and
December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	49,724,716	Ps.	52,235,716	Ps.	7,268	Ps.	291,480	Ps.	595,766	Ps.	102,854,946
Loans secured by other banks		321,672		6,082		—		—		—		327,754
Collateralized credits:
Mortgages		722,714		80,308		18,588,338		2,335		—		19,393,695
Other real estate		16,856,103		1,430,781		3,546		422		—		18,290,852
Investments in equity instruments		262,663		1,180		—		—		—		263,843
Deposits in cash or cash equivalents		1,044,737		154,016		—		—		207,147		1,405,900
Leased machineries and vehicles		8,251,139		252,068		1,548,569		—		—		10,051,776
Fiduciary agreements, standby letters and guarantee funds		10,186,758		42,865		72,711		92,874		—		10,395,208
Pledged income		4,261,507		703		—		—		—		4,262,210
Pledges		4,542,060		5,584,672		976		565		—		10,128,273
Other assets		2,762,630		52,060		275		22,644		1,916,048		4,753,657
Total gross loan portfolio	Ps.	98,936,699	Ps.	59,840,451	Ps.	20,221,683	Ps.	410,320	Ps.	2,718,961	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes

As of December 31, 2020, and 2019, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2020				December 31, 2019
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	26,518,457	Ps.	24,473,502	Ps.	20,203,110	Ps.	19,372,921
Stage 3		2,516,373		2,397,219		1,659,725		1,543,378
	Ps.	29,034,830	Ps.	26,870,721	Ps.	21,862,835	Ps.	20,916,299

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Approach change		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Transfers stages
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155

Schedule of loss allowance

The table below shows the loss allowance balances as of December 31, 2020 and 2019.

	December 31, 2020
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	—	Ps.	5,280,406
Loan consumer portfolio		1,013,071		1,948,030		1,977,870		—		4,938,971
Loan mortgage portfolio		72,294		225,889		262,721		—		560,904
Loan microcredit portfolio		17,089		60,040		46,910		—		124,039
Loan interbank and overnight founds portfolio		792		—		59		—		851
Total loan portfolio	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	—	Ps.	10,905,171
Investments in debt securities at amortized cost		7,188		7		—		—		7,195
Other accounts receivable		18,136		13,548		107,471		203,902		343,057
Total loss allowance financial assets at amortized cost	Ps.	1,785,400	Ps.	3,052,611	Ps.	6,213,510	Ps.	203,902	Ps.	11,255,423

Investments in debt securities at FVOCI		96,307		179		—		—		96,486
Loan commitments and financial guarantee contracts		57,226		8,679		1,488		—		67,393
Total loss allowance	Ps.	1,938,933	Ps.	3,061,469	Ps.	6,214,998	Ps.	203,902	Ps.	11,419,302

	December 31, 2019
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	—	Ps.	4,188,388
Loan consumer portfolio		1,077,840		853,414		1,623,786		—		3,555,040
Loan mortgage portfolio		58,386		80,296		212,876		—		351,558
Loan microcredit portfolio		24,794		11,919		53,112		—		89,825
Loan interbank and overnight founds portfolio		81		—		905		—		986
Total loan portfolio	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	—	Ps.	8,185,797
Investments in debt securities at amortized cost		737		—		—		—		737
Other accounts receivable		13,353		13,006		86,797		173,307		286,463
Total loss allowance financial assets at amortized cost	Ps.	1,867,228	Ps.	1,171,738	Ps.	5,260,724	Ps.	173,307	Ps.	8,472,997

Investments in debt securities at FVOCI		34,080		—		—		—		34,080
Loan commitments and financial guarantee contracts		45,509		2,945		1,508		—		49,962
Total loss allowance	Ps.	1,946,817	Ps.	1,174,683	Ps.	5,262,232	Ps.	173,307	Ps.	8,557,039

(*) See section 4.1.1.A Loan portfolio disclosure changes

Disclosure of detailed information about reconciliation of changes in allowance account for credit losses of financial assets [Text Block]

		December 31, 2020					December 31, 2019
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	110,986,938	Ps.	110,986,938	Ps.	110,986,938	Ps.	98,936,699	Ps.	98,936,699	Ps.	98,936,699
Consumer		65,835,457		65,835,457		65,835,457		59,840,451		59,840,451		59,840,451
Mortgages		24,558,771		24,558,771		24,558,771		20,221,683		20,221,683		20,221,683
Microcredit		372,321		372,321		372,321		410,320		410,320		410,320
Interbank and overnight founds		4,693,678		4,693,678		4,693,678		2,718,961		2,718,961		2,718,961
Total gross exposure	Ps.	206,447,165	Ps.	206,447,165	Ps.	206,447,165	Ps.	182,128,114	Ps.	182,128,114	Ps.	182,128,114

Loss Allowance
Commercial	Ps.	5,247,205	Ps.	5,270,163	Ps.	5,321,111	Ps.	4,132,915	Ps.	4,185,268	Ps.	4,268,397
Consumer		4,884,759		4,958,046		5,072,691		3,497,424		3,540,681		3,593,770
Mortgages		519,443		552,532		584,010		340,913		346,420		356,836
Microcredit		126,561		123,609		122,413		88,461		89,720		91,071
Interbank and overnight founds		3,251		3,345		3,460		986		986		986
Total Loss Allowance	Ps.	10,781,219	Ps.	10,907,695	Ps.	11,103,685	Ps.	8,060,699	Ps.	8,163,075	Ps.	8,311,060

Proportion of Assets in Stage 2
Commercial		8.6%		8.8%		9.0%		4.2%		4.3%		4.3%
Consumer		17.9%		18.1%		18.7%		9.0%		9.2%		9.4%
Mortgages		20.2%		20.6%		21.2%		7.4%		7.9%		8.3%
Microcredit		8.2%		8.2%		8.2%		6.8%		6.8%		6.8%
Interbank and overnight founds		-%		-%		-%		-%		-%		-%

(*) See section 4.1.1.A Loan portfolio disclosure changes

Disclosure Of Credit Risk Monitoring Data [Table Text Block]

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

Disclosure of detailed information about portfolio of loans assessed individually for impairment [Text Block]

	December 31, 2020
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	193,605	Ps.	170,588	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	193,605	Ps.	170,588	Ps.	—

With recognized provision
Commercial	Ps.	6,771,799	Ps.	1,202,068	Ps.	2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	6,786,639	Ps.	1,206,501	Ps.	2,816,682
Totals
Commercial		6,965,404		1,372,656		2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Total	Ps.	6,980,244	Ps.	1,377,089	Ps.	2,816,682

	December 31, 2019
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	104,435	Ps.	47,703	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	104,435	Ps.	47,703	Ps.	—

With recognized provision
Commercial	Ps.	5,459,723	Ps.	771,871	Ps.	2,435,346
Consumer		3,177		832		2,238
Repos, interbank loans portfolio		338,601		—		26
Subtotal	Ps.	5,801,501	Ps.	772,703	Ps.	2,437,610
Totals
Commercial		5,564,158		819,574		2,435,346
Consumer		3,177		832		2,238
Repos, interbank loans portfolio		338,601		—		26
Total	Ps.	5,905,936	Ps.	820,406	Ps.	2,437,610

(*) See section 4.1.1.A Loan portfolio disclosure changes

Disclosure of Detailed Information on Credit Portfolio by Economic Sector [Text Block]

Sector	December 31, 2020%			December 31, 2019%
Consumer services	Ps.	96,436,401	47%	Ps.	84,790,144	47%
Commercial services		45,363,824	22%		37,925,996	21%
Construction		13,723,891	7%		11,550,042	6%
Food, beverage and tobacco		9,765,741	5%		8,941,375	5%
Transportation and communications		7,300,885	4%		6,504,746	4%
Public services		5,628,741	3%		5,470,918	3%
Chemical production		5,867,117	3%		5,847,362	3%
Other industrial and manufacturing products		5,936,370	3%		5,309,003	3%
Agricultural		5,375,932	3%		4,563,455	2%
Government		4,972,124	2%		4,905,685	3%
Trade and tourism		2,893,042	1%		2,475,550	1%
Mining products and oil		941,577	0%		1,520,420	1%
Other		2,241,520	1%		2,323,418	1%
Total of each economic sector	Ps.	206,447,165	100%	Ps.	182,128,114	100%

Disclosure of Detailed Information on Credit Portfolio by Geographical Area [Text Block]

:

December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	71,979,346	Ps.	42,601,861	Ps.	10,160,351	Ps.	372,321	Ps.	2,394,473	Ps.	127,508,352
Costa Rica		6,210,008		5,288,997		4,871,091		—		694,011		17,064,107
Panamá (1)		11,977,381		8,769,794		5,044,917		—		969,690		26,761,782
Guatemala		6,737,861		2,980,836		1,980,096		—		331,361		12,030,154
Honduras		4,198,906		2,520,708		1,082,213		—		62,244		7,864,071
El Salvador		2,825,146		2,875,819		1,045,839		—		131,648		6,878,452
United States		4,345,185		—		—		—		—		4,345,185
Nicaragua		1,764,773		797,128		374,264		—		22,022		2,958,187
Other countries		948,332		314		—		—		88,229		1,036,875
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

(1)See note 35 Business combination

December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	69,216,768	Ps.	39,462,680	Ps.	9,108,446	Ps.	410,320	Ps.	1,256,876	Ps.	119,455,090
Costa Rica		5,560,443		5,620,314		4,525,877		—		174,952		15,881,586
Panamá		5,427,685		5,900,418		2,444,897		—		57,730		13,830,730
Guatemala		6,095,603		2,881,174		1,805,626		—		130,989		10,913,392
Honduras		3,557,046		2,322,700		964,977		—		276,763		7,121,486
El Salvador		2,378,050		2,778,912		978,368		—		117,168		6,252,498
United States		4,375,717		13		—		—		477,438		4,853,168
Nicaragua		1,609,865		873,900		393,492		—		186,763		3,064,020
Other countries		715,522		340		—		—		40,282		756,144
Total gross loan portfolio	Ps.	98,936,699	Ps.	59,840,451	Ps.	20,221,683	Ps.	410,320	Ps.	2,718,961	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes.

Disclosure of detailed information about classification of loan portfolio by type of currency [Text Block]

December 31, 2020	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,436,479	Ps.	43,550,459	Ps.	110,986,938
Consumer		42,561,676		23,273,781		65,835,457
Residential mortgage		10,160,198		14,398,573		24,558,771
Microcredit		372,321		—		372,321
Interbank and overnight funds		2,052,909		2,640,769		4,693,678
Total gross loan portfolio	Ps.	122,583,583	Ps.	83,863,582	Ps.	206,447,165

December 31, 2019	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	63,686,320		35,250,379	Ps.	98,936,699
Consumer		39,402,695		20,437,756		59,840,451
Residential mortgage		9,108,272		11,113,411		20,221,683
Microcredit		410,320		—		410,320
Interbank and overnight funds		424,079		2,294,882		2,718,961
Total gross loan portfolio	Ps.	113,031,686	Ps.	69,096,428	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes.

The loan portfolio in foreign currency represents 40.6% of the total portfolio, equivalent to US$ 24,432..

Disclosure of Detailed Information about Investment in Debt Securities by Location [Table Text Block]

	As of December 31,
	2020		2019
Colombia	Ps.	23,771,178	Ps.	20,026,227
Costa Rica		3,411,413		3,006,686
USA		2,851,200		1,883,400
Panamá		2,762,019		1,211,680
Guatemala		1,899,509		1,311,695
Honduras		1,159,345		621,311
El Salvador		919,211		274,323
Nicaragua		917,257		79,300
Brazil		555,091		417,223
Peru		320,468		192,845
Mexico		280,492		74,591
Chile		239,432		146,093
Multilateral – Bladex (Foreign Trade Bank of Latin America)		118,902		89,529
Multilateral – Andean Development Corporation		66,860		—
Alemania		34,329		—
Multilateral – Inter-American Corporation for the Financing of Infrastructure		21,194		—
Multilateral – Central American Bank for Economic Integration		6,937		6,642
Barbados		25		4,524
Total investments	Ps.	39,334,862	Ps.	29,346,069

Disclosure of Detailed Information about Investment in Debt Securities by Sovereign Risk [Table Text Block]

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2020			December 31, 2019
			%			%
Investment grade (1)
Colombia	Ps.	17,353,357	63.68%	Ps.	14,069,704	73.17%
Panamá		994,002	3.65%		770,854	4.01%
Mexico		38,381	0.14%		—	—%
United States of America		2,465,185	9.05%		167,743	0.87%
Chile		28,371	0.10%		33,743	0.18%
	Ps.	20,879,296	76.61%	Ps.	15,042,044	78.22%
Speculative (2)
Barbados		25	0.00%		4,524	0.02%
Costa Rica		3,329,871	12.22%		2,817,392	14.65%
Honduras		1,098,432	4.03%		403,813	2.10%
Guatemala		1,010,075	3.71%		645,802	3.36%
El Salvador		849,082	3.12%		236,837	1.23%
Nicaragua		85,958	0.32%		79,300	0.41%
	Ps.	6,373,443	23.39%	Ps.	4,187,668	21.78%
	Ps.	27,252,739	100.00%	Ps.	19,229,712	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2020				December 31, 2019
			%			%
Investment Grade (1)
Panamá	Ps.	196,524	10.55%	Ps.	—	—%
	Ps.	196,524	10.55%	Ps.	—	—%
Speculative (2)
Guatemala	Ps.	810,158	43.49%	Ps.	623,656	63.38%
Costa Rica		30,906	1.66%		167,379	17.01%
Honduras		—	—%		193,026	19.62%
Nicaragua		825,334	44.30%		—	—%
	Ps.	1,666,398	89.45%	Ps.	984,061	100.00%
Total sovereign risk	Ps.	28,919,137	100.00%	Ps.	20,213,773	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

Disclosure of Detailed Information on Credit Portfolio by restructuring [Text Block]

Restructured loans	December 31, 2020*		December 31, 2019
Local currency	Ps.	2,345,417	Ps.	2,611,573
Foreign currency		4,807,728		1,779,598
Total restructured	Ps.	7,153,145	Ps.	4,391,171

Disclosure of Detailed Information on Foreclosed Assets [Text Block]

	December 31, 2020		December 31, 2019
Foreclosed assets received	Ps.	84,535	Ps.	297,481
Foreclosed assets sold		224,310		133,512

Disclosure Of Detailed Information About Commitments In Unused Lines Of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2020		December 31, 2019
	Notional amount		Notional amount
Guarantees	Ps.	4,185,261	Ps.	3,341,641
Unused letters of credit		1,488,505		1,133,385
Unused limits of overdrafts		923,257		67,126
Unused credit card limits		23,931,872		23,125,249
Other		6,623,515		4,487,203
Total	Ps.	37,152,410	Ps.	32,154,604

Disclosure Of Detailed Information About Credit Commitments By Currency [Text Block]

	December 31, 2020		December 31, 2019
Colombian Pesos	Ps.	18,870,877	Ps.	14,914,209
U.S. dollars		17,823,788		13,750,968
Euro		246,520		3,292,845
Other		211,225		196,582
Total	Ps.	37,152,410	Ps.	32,154,604

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	16,788,022	Ps.	1,386,657	Ps.	417,424	Ps.	18,592,103
Transfers:
Transfer from stage 1 to stage 2		(1,626,383)		1,626,383		—		—
Transfer from stage 1 to stage 3		(22,295)		—		22,295		—
Transfer from stage 2 to stage 3		—		(454,152)		454,152		—
Transfer from stage 2 to stage 1		1,195,200		(1,195,200)		—		—
Transfer from stage 3 to stage 2		—		99,768		(99,768)		—
Transfer from stage 3 to stage 1		106,163		—		(106,163)		—
New financial assets originated or purchased		4,402,822		77,453		45,414		4,525,689
Finacial assets that have been paid		(2,681,584)		(200,886)		(69,083)		(2,951,553)
Net remeasurement of amortized cost and other receivables		227		359		667		1,253
Write-offs		(509)		(136)		(77,157)		(77,802)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(4,873,758)		4,873,758		—		—
Transfer from stage 1 to stage 3		(78,406)		—		78,406		—
Transfer from stage 2 to stage 3		—		(452,576)		452,576		—
Transfer from stage 2 to stage 1		1,192,732		(1,192,732)		—		—
Transfer from stage 3 to stage 2		—		105,422		(105,422)		—
Transfer from stage 3 to stage 1		82,870		—		(82,870)		—
New financial assets originated or purchased		3,613,740		600,116		71,195		4,285,051
Finacial assets that have been paid		(2,300,117)		(204,162)		(186,591)		(2,690,870)
Net remeasurement of amortized cost and other receivables		18,054		3,267		2,427		23,748
Write-offs		(480)		(234)		(84,041)		(84,755)
On business combination(1)		2,412,556		143,529		50,449		2,606,534
FX and other movements		204,794		(15,925)		8,511		197,380
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

(1)See note 35 Business combination

Disclosure of detailed information about offsetting of financial assets and financial liabilities [Text Block]

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2020 and 2019:

December 31, 2020

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,290,144	Ps.	—	Ps.	1,290,144	Ps.	(232,569)	Ps.	(109,388)	Ps.	948,187
Repurchase agreements		1,892,136		—		1,892,136		(1,642,412)		(439,722)		(189,998)
Total	Ps.	3,182,280	Ps.	—	Ps.	3,182,280	Ps.	(1,874,981)	Ps.	(549,110)	Ps.	758,189

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,509,201	Ps.	—	Ps.	1,509,201	Ps.	(103,784)	Ps.	(119,566)	Ps.	1,285,851
Repurchase agreements		6,191,191		—		6,191,191		(8,004,888)		—		(1,813,697)
Total	Ps.	7,700,392	Ps.	—	Ps.	7,700,392	Ps.	(8,108,672)	Ps.	(119,566)	Ps.	(527,846)

December 31, 2019

	Gross		GrossAmounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offsetin the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,084,032	Ps.	—	Ps.	1,084,032	Ps.	(314,891)	Ps.	(42,157)	Ps.	726,984
Repurchase agreements		401,464		—		401,464		(319,748)		—		81,716
Total	Ps.	1,485,496	Ps.	—	Ps.	1,485,496	Ps.	(634,639)	Ps.	(42,157)	Ps.	808,700

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offsetin the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,056,736	Ps.	—	Ps.	1,056,736	Ps.	(28,587)	Ps.	(80,775)	Ps.	947,374
Repurchase agreements		7,458,662		—		7,458,662		(7,607,482)		—		(148,820)
Total	Ps.	8,515,398	Ps.	—	Ps.	8,515,398	Ps.	(7,636,069)	Ps.	(80,775)	Ps.	798,554

Disclosure of Break Down of Financial Assets and Liabilities Exposed to Trading Risk [Table Text Block]

Account	December 31, 2020		December 31, 2019
Financial assets
Debt financial assets
Trading	Ps.	4,780,993	Ps.	4,673,113
Investments in debt securities at FVTPL		7,385		10,102
Investments in debt securities at FVOCI		28,966,356		21,608,992
Total debt securities	Ps.	33,754,734	Ps.	26,292,207
Derivative assets instruments	Ps.	1,133,924	Ps.	917,434
Hedging derivatives assets		156,220		166,598
		1,290,144		1,084,032
Total financial assets	Ps.	35,044,878	Ps.	27,376,239
Liabilities
Derivative liabilities instruments		1,452,574		962,438
Hedging derivatives liabilities		56,627		94,298
Total financial liabilities		1,509,201		1,056,736
Net position	Ps.	33,535,677	Ps.	26,319,503

Disclosure of Detailed Information about Financial Subsidiaries Risk [Text Block]

	December 31, 2020		December 31, 2019
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,268,177	114	1,280,084	141
Banco de Occidente	223,942	65	165,928	52
Banco Popular	101,773	52	128,317	72
Banco AV Villas	110,085	1	58,032	59
Corficolombiana	178,478	5	173,456	7

Disclosure of Detailed Information about Foreign Currency Assets and Liabilities [Text Block]

December 31,2020		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,521	2,043	25,963,067
Investments in debt securities at fair value through profit or loss	122	-	417,925
Investments in debt securities at fair value through OCI	4,092	860	16,997,663
Investments in debt securities at amortized cost	150	4	527,510
Loan portfolio financial assets at amortized cost	19,678	4,754	83,863,582
Derivative financial assets held for trading	258	1	887,957
Derivative financial assets held for hedging	36	10	156,220
Trade receivable	367	201	1,949,445
Total financial assets	30,224	7,873	130,763,369

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	349	-	1,197,924
Derivative financial liabilities held for hedging	8	-	26,924
Customer deposits	21,144	6,916	96,314,534
Financial obligations	9,717	712	35,797,463
Accounts payable	475	-	1,630,860
Total financial liabilities	31,693	7,628	134,967,705
Net financial asset (liability) position	(1,469)	245	(4,204,336)

December 31,2019		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,003	1,266	20,545,934
Investments in debt securities at fair value through profit or loss	168	17	606,107
Investments in securities at fair value though OCI	2,634	705	10,942,222
Investments in debt securities at amortized cost	7	—	23,043
Loan portfolio financial assets at amortized cost	16,078	5,006	69,096,428
Derivative financial assets held for trading	257	—	843,700
Derivative financial assets held for hedging	51	—	166,598
Trade receivable	238	168	1,329,979
Total financial assets	24,436	7,162	103,554,011

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	274	—	897,138
Derivative financial liabilities held for hedging	28	—	90,726
Customer deposits	16,772	5,828	74,064,051
Financial obligations	8,428	772	30,148,583
Accounts payable	407	—	1,334,317
Total financial liabilities	25,909	6,600	106,534,815
Net financial asset (liability) position	(1,473)	562	(2,980,804)

Disclosure of detailed information about requested percentage of deposits to be maintained as reserves in each country [Text Block]

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	8%
	Time deposits > 18 months	3.5%
Guatemala	Deposits and Capital raising	14.6%
El Salvador	1st Demand deposits (1)	15%
	2nd Demand deposits (2)	12%
	3rd Debt securities	5%
	Time Deposits	12%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	9%
	Mandatory investment in foreign currency	24%
Nicaragua	Daily, Liabilities in local and foreign currency	10%
	Biweekly, Liabilities in local and foreign currency	15%
Costa Rica	Deposits in local and foreign currency	12%
	Capital raising in local and foreign currency	15%
(1)	This refers to demand deposits in Central Banks or overseas banks.
(2)	This refers to demand deposits in Central Banks, overseas banks or debt securities issue by the Central Bank.

Disclosure Of Sensitivity Analysis Of Foreign Exchange Effect [Table Text Block]

December 31,2020	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(21,158)	Ps.	21,158
Foreign exchange effect on profit before taxes		(31,578)		31,578

December 31,2019	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(13,874)	Ps.	13,874
Foreign exchange effect on profit before taxes		(20,708)		20,708

Schedule of Interest Rate Risk on Assets and Liabilities [Text Block]

December 31, 2020

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,103,991	Ps.	—	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Investments in debt securities at FVTPL		63,016		1,315,010		351,964		3,051,003		—		4,780,993
Investments in debt securities mandatory at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		947,691		3,558,616		2,367,715		22,092,334		—		28,966,356
Investments in debt securities at amortized cost		2,206,728		2,856,442		302,641		214,317		—		5,580,128
Service concession arrangements		—		—		—		2,958,385		—		2,958,385
Commercial loans		28,249,224		44,158,080		8,350,536		30,229,098		—		110,986,938
Consumer loans		13,451,176		10,002,297		1,947,260		40,434,724		—		65,835,457
Mortgages loans		12,541,450		640,162		49,522		11,327,637		—		24,558,771
Microcredit loans		42,825		16,327		38,698		274,471		—		372,321
Interbank and overnight founds		4,500,014		193,664		—		—		—		4,693,678
Trade receivable		483		1,971		104		429,395		11,949,056		12,381,009
Total Assets	Ps.	67,106,598	Ps.	62,742,569	Ps.	13,408,440	Ps.	111,018,749	Ps.	40,870,600	Ps.	295,146,956
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	30,243,920	Ps.	—	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		12,240,632		32,810,863		16,138,426		22,369,267		—		83,559,188
Saving deposits		76,551,465		—		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		5,109,198		2,066,552		3,894		—		—		7,179,644
Leases contracts		26,413		121,753		128,407		2,749,160		—		3,025,733
Borrowing from banks and similar		2,282,920		5,574,251		890,090		7,881,523		—		16,628,784
Long-term debt		851,368		2,858,141		468,618		23,582,670		—		27,760,797
Borrowing from development entities		1,502,692		1,040,936		177,983		1,308,197		—		4,029,808
Total Liabilities	Ps.	128,808,608	Ps.	44,472,496	Ps.	17,807,418	Ps.	57,890,817	Ps.	21,487,024	Ps.	270,466,363

December 31, 2019

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,662,681	Ps.	—	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		82,749		1,972,593		871,982		1,745,789		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		743,846		2,132,946		1,289,402		17,442,798		—		21,608,992
Investments in debt securities at amortized cost		2,765,688		265,131		23,043		—		—		3,053,862
Service concession arrangements		—		—		—		2,706,030		—		2,706,030
Commercial loans		19,568,240		43,732,269		8,460,958		27,175,232		—		98,936,699
Consumer loans		10,993,634		9,758,318		1,660,573		37,427,926		—		59,840,451
Mortgages loans		7,212,959		1,890,949		900,236		10,217,539		—		20,221,683
Microcredit loans		30,911		18,568		39,283		321,558		—		410,320
Interbank and overnight founds		2,431,272		287,536		144		9		—		2,718,961
Trade receivable		—		—		—		387,059		8,895,674		9,282,733
Total Assets	Ps.	46,491,980	Ps.	60,058,310	Ps.	13,245,621	Ps.	97,434,042	Ps.	36,350,229	Ps.	253,580,182

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	21,174,879	Ps.	—	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		10,514,186		29,426,123		15,525,670		17,759,210		—		73,225,189
Saving deposits		59,352,760		—		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		8,414,438		75,543		—		750,498		—		9,240,479
Leases contracts		93,438		130,472		158,021		2,651,571		—		3,033,502
Borrowing from banks and others		2,249,132		6,367,707		2,335,725		5,817,278		—		16,769,842
Long-term debt		276,735		3,567,489		680,677		17,393,367		—		21,918,268
Borrowing from development entities		1,175,637		1,199,311		115,314		1,392,223		—		3,882,485
Total Liabilities	Ps.	103,251,205	Ps.	40,766,645	Ps.	18,815,407	Ps.	45,764,147	Ps.	21,738,593	Ps.	230,335,997

Disclosure of Breakdown of Interest Bearing Assets and Liabilities, by Interest Rate Type and Maturity [Table Text Block]

The following is a breakdown of interest-bearing assets and liabilities, by interest rate type and by maturity, at December 31, 2020 and 2019.

December 31, 2020

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	4,329,679	Ps.	774,312	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Investments in debt securities at FVTPL		155,967		1,216,804		510,017		2,898,205		—		4,780,993
Investments in debt securities mandatory at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		485,303		6,082,615		1,402,110		20,996,328		—		28,966,356
Investments in debt securities at amortized cost		4,628,090		654,021		122,739		175,278		—		5,580,128
Service concession arrangements		—		—		2,958,385		—		—		2,958,385
Commercial loans		41,440,988		4,248,149		62,230,307		3,067,494		—		110,986,938
Consumer loans		1,033,249		16,027,878		13,521,144		35,253,186		—		65,835,457
Mortgages loans		48,351		500,574		14,592,224		9,417,622		—		24,558,771
Microcredit loans		2,009		196,877		2,968		170,467		—		372,321
Interbank and overnight founds		2,580,209		2,113,469		—		—		—		4,693,678
Trade receivable		2,557		—		266,552		162,844		11,949,056		12,381,009
Total Assets	Ps.	54,706,402	Ps.	31,814,699	Ps.	95,606,446	Ps.	72,148,809	Ps.	40,870,600	Ps.	295,146,956

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	9,353,906	Ps.	20,890,014	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		4,811,779		52,155,859		6,705,712		19,885,838		—		83,559,188
Saving deposits		23,982,154		52,569,311		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		57,455		7,122,189		—		—		—		7,179,644
Leases contracts		2,757		273,280		124,306		2,625,390		—		3,025,733
Borrowing from banks and other		2,620,479		5,456,796		2,617,529		5,933,980		—		16,628,784
Long-term debt		284,227		1,540,152		6,746,212		19,190,206		—		27,760,797
Borrowing from development entities		747,892		7,509		3,244,241		30,166		—		4,029,808
Total Liabilities	Ps.	41,860,649	Ps.	140,015,110	Ps.	19,438,000	Ps.	47,665,580	Ps.	21,487,024	Ps.	270,466,363

December 31, 2019

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,619,126	Ps.	43,555	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		288,176		2,319,323		383,470		1,682,144		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		7,434		4,054,359		2,377,875		15,169,324		—		21,608,992
Investments in debt securities at amortized cost		3,025,213		28,649		—		—		—		3,053,862
Service concession arrangements		—		—		2,706,030		—		—		2,706,030
Commercial loans		39,819,018		3,744,360		52,017,308		3,356,013		—		98,936,699
Consumer loans		1,059,643		15,901,205		10,746,657		32,132,946		—		59,840,451
Mortgages loans		43,814		391,869		11,322,696		8,463,304		—		20,221,683
Microcredit loans		1,954		223,485		3,700		181,181		—		410,320
Interbank and overnight founds		2,122,556		596,405		—		—		—		2,718,961
Trade receivable		—		—		263,922		123,137		8,895,674		9,282,733
Total Assets	Ps.	48,986,934	Ps.	27,303,210	Ps.	79,821,658	Ps.	61,118,151	Ps.	36,350,229	Ps.	253,580,182

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	384,579	Ps.	20,790,300	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		12,673,158		37,790,186		7,099,730		15,662,115		—		73,225,189
Saving deposits		17,159,419		42,193,341		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		—		9,240,479		—		—		—		9,240,479
Leases contracts		3,586		404,434		132,928		2,492,554		—		3,033,502
Borrowing from banks and other		1,372,926		8,504,875		3,216,263		3,675,778		—		16,769,842
Long-term debt		959,068		1,473,258		9,738,305		9,747,637		—		21,918,268
Borrowing from development entities		572,600		10,537		3,256,614		42,734		—		3,882,485
Total Liabilities	Ps.	33,125,336	Ps.	120,407,410	Ps.	23,443,840	Ps.	31,620,818	Ps.	21,738,593	Ps.	230,335,997

Disclosure of detailed information about the breakdown by time bands of the Liquid Assets and the Liquidity Risk Indicator [Text Block]

December 31, 2020

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	13,288,366	12,028,201	4,061,462	(15,436,650)
Banco Occidente	5,721,647	5,059,970	2,493,311	(3,876,649)
Banco Popular	4,257,296	3,838,863	1,771,506	(3,288,224)
Banco AV Villas	3,856,825	3,490,247	2,118,081	(1,631,993)
Corficolombiana	1,475,013	1,041,529	846,155	265,176

December 31, 2019

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	11,480,613	9,127,754	2,141,891	(14,048,998)
Banco Occidente	6,013,484	5,381,263	3,449,519	(1,382,231)
Banco Popular	2,708,977	2,196,520	543,111	(2,426,968)
Banco AV Villas	1,777,483	1,489,391	573,001	(1,756,092)
Corficolombiana	1,648,321	1,238,060	970,752	440,603
(1)

Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between  liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

Disclosure of detailed information about the breakdown by contractual undiscounted cash flows of the financial assets and liabilities including projected contractual interest receivable and payable [Text Block]

December 31, 2020

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	34,026,753	Ps.	—	Ps.	—	Ps.	—	Ps.	34,026,753
Investments in debt securities at FVTPL		1,265,889		260,383		344,326		3,014,493		4,885,091
Investments in debt securities at FVOCI		736,508		3,055,021		3,101,278		26,052,069		32,944,876
Investments in debt securities at amortized cost		915,856		2,409,027		2,043,473		406,820		5,775,176
Commercial loans		9,379,468		26,383,248		15,939,046		70,385,496		122,087,258
Consumer loans		7,429,129		11,888,567		7,258,707		58,423,353		84,999,756
Mortgages loans		374,972		1,076,649		1,208,561		38,053,720		40,713,902
Microcredit loans		46,056		105,314		107,837		238,739		497,946
Interbank and overnight funds		4,506,807		187,157		—		—		4,693,964
Trading derivatives		628,282		347,114		103,115		79,826		1,158,337
Hedging derivatives		117,543		5,152		630		32,895		156,220
Trade receivable		2,727,684		11,139		104		12,608,086		15,347,013
Other assets		309,348		5		—		199,124		508,477
Total Assets	Ps.	62,464,295	Ps.	45,728,776	Ps.	30,107,077	Ps.	209,494,621	Ps.	347,794,769

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	51,198,289	Ps.	—	Ps.	—	Ps.	—	Ps.	51,198,289
Time Deposits		8,925,182		31,192,770		18,811,378		29,021,634		87,950,964
Saving deposits		76,549,976		—		—		—		76,549,976
Other deposits		527,048		—		—		5,667		532,715
Interbank and overnight funds		5,106,274		2,066,582		3,894		—		7,176,750
Leases contracts		26,558		122,739		129,311		2,751,006		3,029,614
Borrowing from banks and other		1,445,835		5,054,121		2,368,809		8,701,112		17,569,877
Long-term debt		417,119		809,098		1,118,483		30,816,558		33,161,258
Borrowing from development entities		52,095		305,186		448,503		3,894,139		4,699,923
Trading derivatives		784,201		428,227		118,340		109,268		1,440,036
Hedging derivatives		24,653		22,428		254		9,291		56,626
Other liabilities		5,070,859		256,287		55,711		1,310,468		6,693,325
Total Liabilities	Ps.	150,128,089	Ps.	40,257,438	Ps.	23,054,683	Ps.	76,619,143	Ps.	290,059,353

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,370,344	Ps.	480,872	Ps.	150,640	Ps.	183,404	Ps.	4,185,260
Standby letters of credit		1,431,833		56,145		527		—		1,488,505
Overdraft facility		923,257		—		—		—		923,257
Standby credit card facility		23,319,980		128,819		96,615		386,458		23,931,872
Undrawn approved loans		2,032,277		174,647		—		—		2,206,924
Others		232,331		—		—		—		232,331
Total Commitments Loans	Ps.	31,310,022	Ps.	840,483	Ps.	247,782	Ps.	569,862	Ps.	32,968,149

December 31, 2019

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	28,683,338	Ps.	—	Ps.	—	Ps.	—	Ps.	28,683,338
Investments in debt securities at FVTPL		937,550		1,491,328		984,902		1,475,733		4,889,513
Investments in debt securities at FVOCI		1,269,356		2,334,438		1,951,863		19,921,644		25,477,301
Investments in debt securities at amortized cost		833,179		858,257		1,404,163		—		3,095,599
Commercial loans		11,576,205		29,236,241		16,865,877		69,494,065		127,172,388
Consumer loans		8,662,984		17,571,059		10,005,080		53,010,916		89,250,039
Mortgages loans		447,147		984,046		1,147,043		33,219,821		35,798,057
Microcredit loans		55,112		122,167		123,624		240,181		541,084
Interbank and overnight funds		2,449,450		228,959		—		—		2,678,409
Trading derivatives		620,242		229,909		37,138		29,374		916,663
Hedging derivatives		163,825		3,401		18		—		167,244
Trade receivable		2,342,007		—		—		9,631,524		11,973,531
Other assets		1,163,339		—		—		—		1,163,339
Total Assets	Ps.	59,203,734	Ps.	53,059,805	Ps.	32,519,708	Ps.	187,023,258	Ps.	331,806,505

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	42,449,701	Ps.	—	Ps.	—	Ps.	—	Ps.	42,449,701
Time Deposits		8,631,705		25,954,834		17,871,428		25,483,897		77,941,864
Saving deposits		59,352,759		—		—		—		59,352,759
Other deposits		463,770		—		—		—		463,770
Interbank and overnight funds		5,819,104		3,420,692		—		—		9,239,796
Leases contracts		92,255		122,866		152,352		2,669,047		3,036,520
Borrowing from banks and other		2,211,662		4,877,570		3,215,999		7,450,891		17,756,122
Long-term debt		92,130		1,244,776		1,260,353		23,233,085		25,830,344
Borrowing from development entities		119,662		751,027		388,785		3,434,525		4,693,999
Trading derivatives		606,476		277,657		25,612		18,240		927,985
Hedging derivatives		73,625		19,681		18		3,359		96,683
Other Liabilities		4,997,412		240,030		9,306		1,121,438		6,368,186
Total Liabilities	Ps.	124,910,261	Ps.	36,909,133	Ps.	22,923,853	Ps.	63,414,482	Ps.	248,157,729

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,488,242	Ps.	—	Ps.	—	Ps.	—	Ps.	2,488,242
Standby letters of credit		953,289		—		—		—		953,289
Overdraft facility		67,126		—		—		—		67,126
Standby credit card facility		20,054,171		109,451		82,088		328,352		20,574,062
Undrawn approved loans		561,330		52,807		—		—		614,137
Others		99,270		—		—		—		99,270
Total Commitments Loans	Ps.	24,223,428	Ps.	162,258	Ps.	82,088	Ps.	328,352	Ps.	24,796,126

Disclosure of detailed information about the calculation of the minimum regulatory capital [Text Block]

Below is shown the consolidated outcome by entity of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2020
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	19,752,122	3,891,274	2,475,933	1,509,106	5,319,415
Basic ordinary equity	12,828,890	3,176,896	2,056,501	1,348,671	4,741,904
Basic additional equity	6,923,232	714,378	419,432	160,435	577,510
Market risk	14,090,858	2,143,050	1,130,815	1,223,164	1,983,088
Credit risk	149,689,953	34,570,240	22,510,106	11,361,903	13,065,397
Total assets weighted by risk	163,780,811	36,713,290	23,640,921	12,585,067	15,048,485
Total solvency index.	12.06%	10.60%	10.47%	11.99%	35.35%
Basic solvency index.	7.83%	8.65%	8.70%	10.72%	31.51%

	December 31, 2019
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	18,508,842	3,908,477	2,384,460	1,293,359	4,032,713
Basic ordinary equity	13,082,557	3,202,018	1,898,181	1,174,605	3,761,178
Basic additional equity	5,426,285	706,459	486,279	118,754	271,535
Market risk	14,223,159	1,401,440	1,425,745	644,799	1,927,291
Credit risk	129,836,198	31,807,330	21,015,333	11,488,357	10,102,536
Total assets weighted by risk	144,059,357	33,208,770	22,441,078	12,133,156	12,029,827
Total solvency index.	12.85%	11.77%	10.63%	10.66%	33.52%
Basic solvency index.	9.08%	9.64%	8.46%	9.68%	31.27%

Colombia
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.26%	2.69%	3.08%	2.46%	3.38%	4.07%
Real interest rate	1.75%	2.25%	2.75%	3.50%	4.25%	5.25%
GDP Growth	3.89%	4.86%	5.85%	2.17%	3.22%	4.19%
Used home prices	(2.10%)	0.96%	3.27%	(2.33%)	1.42%	5.53%
Unemployment rate	16.31%	14.43%	12.90%	11.12%	10.22%	9.30%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	55%	22%	23%	60%	17%

Guatemala
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Guatemala.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	5.31%	3.28%	2.52%	3.72%	3.53%	3.26%
Nominal interest rate	0.04%	(0.27%)	(0.50%)	0.26%	(0.03%)	(0.30%)
GDP Growth	1.67%	4.20%	5.84%	2.15%	3.19%	3.71%
Devaluation	1.16%	(0.25%)	(1.79%)	1.54%	(0.46%)	(0.95%)

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	65%	25%	10%	70%	20%

Honduras
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Honduras.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.34%	3.57%	2.54%	5.07%	4.61%	3.34%
Nominal interest rate	0.20%	(0.21%)	(0.50%)	(0.30%)	(1.45%)	(3.25%)
GDP Growth	2.03%	3.94%	4.71%	1.98%	2.95%	4.04%
Devaluation	1.91%	0.92%	(0.55%)	4.50%	3.34%	0.72%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	65%	20%	10%	65%	25%

El Salvador
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for El Salvador. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.22%	0.23%	(0.23%)	2.11%	0.97%	0.00%
Nominal interest rate	1.10%	0.40%	(0.08%)	0.34%	0.03%	(0.07%)
GDP Growth	1.96%	3.60%	4.69%	1.84%	2.40%	2.80%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	65%	15%	15%	70%	15%

Nicaragua
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Nicaragua. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.67%	2.78%	2.49%	8.92%	6.58%	3.34%
Nominal interest rate	1.05%	0.11%	(1.38%)	4.93%	1.70%	(0.99%)
GDP Growth	(2.28%)	0.14%	2.12%	(5.61%)	(3.08%)	(1.26%)

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	65%	15%	15%	70%	15%

Costa Rica
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Costa Rica.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.22%	0.98%	0.75%	4.04%	1.91%	1.76%
Nominal interest rate	2.28%	1.82%	(0.01%)	(0.99%)	(1.58%)	(1.81%)
GDP Growth	0.93%	2.98%	4.27%	1.76%	2.59%	3.03%
Devaluation	5.22%	3.67%	2.19%	3.39%	0.22%	(1.07%)

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	35%	60%	5%	20%	60%	20%

Panama
Disclosure of detailed information about financial instruments [line items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Panamá. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.89%	0.23%	(0.29%)	1.71%	0.77%	0.54%
Nominal interest rate	0.21%	0.02%	(0.13%)	0.56%	0.08%	(0.35%)
GDP Growth	2.37%	4.04%	6.34%	2.97%	3.83%	4.89%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	30%	60%	10%	15%	60%	25%

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	622,739	735,519	838,104	823,990
Exchange rate	55,652	228,834	429,800	55,652
Equity price	11,210	12,636	13,692	13,692
Mutual funds	301,449	324,265	374,843	374,843

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	444,950	520,569	607,973	568,537
Exchange rate	277,932	334,039	383,189	379,406
Equity price	8,394	9,601	10,964	10,964
Mutual funds	270,918	308,799	322,458	321,177

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	112,623	148,239	170,819	170,819
Exchange rate	762	4,529	21,198	968
Equity price	—	—	—	—
Mutual funds	7,756	41,097	52,216	52,155

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	125,615	144,188	162,628	158,200
Exchange rate	104	2,458	4,426	2,995
Equity price	—	—	—	—
Mutual funds	4,317	4,556	4,733	4,733

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	81,513	98,609	117,115	81,513
Exchange rate	2,648	4,693	5,280	4,562
Equity price	176	247	348	180
Mutual funds	14,577	15,025	15,518	15,518

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	107,694	108,389	109,605	108,112
Exchange rate	4,699	5,155	5,615	5,280
Equity price	22	22	23	348
Mutual funds	8,701	10,769	14,954	14,577

Banco Commercial Av Villas S A
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	24,002	71,458	108,019	106,016
Exchange rate	1	39	174	52
Equity price	—	—	—	—
Mutual funds	81	1,468	4,017	4,017

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	22,193	40,628	55,972	55,021
Exchange rate	1	27	80	80
Equity price	—	—	—	-
Mutual funds	489	628	2,931	2,931

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	124,737	151,817	174,718	157,021
Exchange rate	441	3,265	6,449	5,463
Equity price	10,807	12,339	13,507	13,507
Mutual funds	2,097	2,667	3,241	2,487

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	67,499	104,128	156,208	154,477
Exchange rate	610	2,599	4,867	4,129
Equity price	10,864	11,085	11,283	12,119
Mutual funds	2,577	2,935	3,473	2,731

Banco Republica
Disclosure of detailed information about financial instruments [line items]
Disclosure of financial assets [text block]

		Total
Commercial	Ps.	280,519
Total	Ps.	280,519

Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2020		December 31, 2019
Investment grade
Sovereign (*)	Ps.	2,904,210	Ps.	2,428,981
Other public entities (**)		187,295		175,793
Corporate		46,168		61,001
Financial entities		1,301,917		1,370,232
Total investment grade	Ps.	4,439,590	Ps.	4,036,007
Speculative grade
Sovereign (*)	Ps.	129,081	Ps.	136,314
Central banks		—		13,966
Corporate		9,359		4,084
Financial entities		200,901		480,189
Multilaterals		2,007		—
Total Speculative grade	Ps.	341,348	Ps.	634,553
Without grade or not available
Corporate	Ps.	55	Ps.	2,553
Total without grade or not available	Ps.	55	Ps.	2,553
	Ps.	4,780,993	Ps.	4,673,113

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general including regional and local governments.

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,778,391	Ps.	2,424,033
Securities issued or secured by other Colombian Government entities		187,295		175,794
Securities issued or secured by other financial entities		1,339,848		1,402,094
Securities issued or secured by non-financial sector entities		24,975		33,942
Others		32,559		31,143
	Ps.	4,363,068	Ps.	4,067,006

In foreign currency
Securities issued or secured by Colombian Government		53,588		1,727
Securities issued or secured by foreign Governments		201,312		139,534
Securities issued or secured by central banks		—		13,966
Securities issued or secured by other financial entities		162,970		448,328
Others		55		2,552
	Ps.	417,925	Ps.	606,107
Total trading debt securities	Ps.	4,780,993	Ps.	4,673,113

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Others		7,385		10,102
Total debt securities mandatorily at FVTPL	Ps.	7,385	Ps.	10,102

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31 2020 and 2019:

		December 31,		December 31,
		2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	1,674,180	Ps.	—
Securities issued or secured by other Colombian Government entities		3,378,438		3,029,802
Securities issued or secured by other financial entities		—		1,017
	Ps.	5,052,618	Ps.	3,030,819
In foreign currency
Securities issued or secured by foreign Governments		34,747		23,043
Securities issued or secured by other financial entities		300,898		—
Others		191,866		—
	Ps.	527,510	Ps.	23,043
Total investments in debt securities at amortized cost	Ps.	5,580,128	Ps.	3,053,862

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,266,158	Ps.	—	Ps.	—	Ps.	16,266,158
Other public entities (**)		461,072		—		—		461,072
Central banks		196,524		—		—		196,524
Corporate		529,443		—		—		529,443
Financial entities		1,618,569		—		—		1,618,569
Multilaterals		192,699		—		—		192,699
Total investment grade	Ps.	19,264,465	Ps.	—	Ps.	—	Ps.	19,264,465
Speculative grade
Sovereign (*)	Ps.	6,227,407	Ps.	16,956	Ps.	—	Ps.	6,244,363
Central banks		1,666,050		348		—		1,666,398
Corporate		478,079		—		—		478,079
Financial entities		1,293,864		—		—		1,293,864
Multilaterals		19,187		—		—		19,187
Total speculative grade	Ps.	9,684,587	Ps.	17,304	Ps.	—	Ps.	9,701,891
	Ps.	28,949,052	Ps.	17,304	Ps.	—	Ps.	28,966,356

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2019
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,590,020	Ps.	—	Ps.	—	Ps.	12,590,020
Other public entities (**)		465,677		—		—		465,677
Corporate		228,447		—		—		228,447
Financial entities		2,504,060		—		—		2,504,060
Multilaterals		96,171		—		—		96,171
Total investment grade	Ps.	15,884,375	Ps.	—	Ps.	—	Ps.	15,884,375
Speculative grade
Sovereign (*)	Ps.	4,051,354	Ps.	—	Ps.	—	Ps.	4,051,354
Central banks		970,095		—		—		970,095
Corporate		152,303		—		—		152,303
Financial entities		550,865		—		—		550,865
Total speculative grade	Ps.	5,724,617	Ps.	—	Ps.	—	Ps.	5,724,617
	Ps.	21,608,992	Ps.	—	Ps.	—	Ps.	21,608,992

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,879)		1,879		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(178)		178		—
Transfer from stage 3 to stage 2		—		55		(55)		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(1,230)		3,025		(587)		1,208
New loan commitments and financial guarantees issued		12,582		2,737		(8)		15,311
FX and other movements		876		—		36		912
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393

Loan portfolio
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (5)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (1)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019 (2)	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(747,230)		747,230		—		—
Transfer from stage 1 to stage 3		(86,240)		—		86,240		—
Transfer from stage 2 to stage 3		—		(1,121,369)		1,121,369		—
Transfer from stage 3 to stage 2		—		282,952		(282,952)		—
Transfer from stage 2 to stage 1		760,572		(760,572)		—		—
Transfer from stage 3 to stage 1		101,001		—		(101,001)		—
Net remeasurement of loss allowance (4)		163,470		2,134,128		3,330,703		5,628,301
New financial assets originated or purchased		997,855		1,338,601		597,193		2,933,649
Financial assets that have been derecognized		(1,332,641)		(658,999)		(333,365)		(2,325,005)
Unwind of discount (1)		—		—		488,862		488,862
FX and other movements		56,520		(69,694)		3,723		(9,451)
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
Loss allowance as of December 31, 2020 (3)	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

(5) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
New financial assets originated or purchased		122,422,192		1,039,653		3,104,714		126,566,559
Finacial assets that have been paid		(111,126,183)		(2,838,645)		(3,549,580)		(117,514,408)
Net remeasurement of amortized cost and other receivables		7,920		(534)		9,783		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(23,112,703)		23,112,703		—		—
Transfer from stage 1 to stage 3		(1,574,736)		—		1,574,736		—
Transfer from stage 2 to stage 3		—		(4,284,347)		4,284,347		—
Transfer from stage 2 to stage 1		5,844,035		(5,844,035)		—		—
Transfer from stage 3 to stage 2		—		686,395		(686,395)		—
Transfer from stage 3 to stage 1		296,597		—		(296,597)		—
New financial assets originated or purchased		118,071,909		8,580,252		5,293,832		131,945,993
Finacial assets that have been paid		(110,680,835)		(4,172,476)		(4,327,100)		(119,180,411)
Net remeasurement of amortized cost and other receivables		63,866		27,377		27,407		118,650
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
On business combination(1)		12,198,534		390,932		519,752		13,109,218
FX and other movements		2,182,662		46,544		93,377		2,322,583
Total portfolio as of December 31, 2020 (*)	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

(1)See note 35 Business combination

(*)See Note 1.1 Other events COVID-19 impact

(**) See section 4.1.1.A Loan portfolio disclosure changes.

Commercial lending portfolio
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	751,966	Ps.	211,926	Ps.	3,393,120	Ps.	4,357,012
Transfers:
Transfer from stage 1 to stage 2		(39,555)		39,555		—		—
Transfer from stage 1 to stage 3		(32,545)		—		32,545		—
Transfer from stage 2 to stage 3		—		(95,381)		95,381		—
Transfer from stage 3 to stage 2		—		20,636		(20,636)		—
Transfer from stage 2 to stage 1		43,460		(43,460)		—		—
Transfer from stage 3 to stage 1		21,431		—		(21,431)		—
Net remeasurement of loss allowance (5)		(178,010)		85,522		1,360,537		1,268,049
New financial assets originated or purchased		332,007		25,185		134,973		492,165
Financial assets that have been derecognized		(220,837)		(40,743)		(157,064)		(418,644)
Unwind of discount (1)		280		2,136		394,476		396,892
FX and other movements		16,214		8,664		(27,709)		(2,831)
Write-offs		(2,374)		(937)		(1,900,944)		(1,904,255)
Loss allowance as of December 31, 2019 (2)	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(106,236)		106,236		—		—
Transfer from stage 1 to stage 3		(14,417)		—		14,417		—
Transfer from stage 2 to stage 3		—		(141,882)		141,882		—
Transfer from stage 3 to stage 2		—		40,930		(40,930)		—
Transfer from stage 2 to stage 1		125,920		(125,920)		—		—
Transfer from stage 3 to stage 1		21,407		—		(21,407)		—
Net remeasurement of loss allowance (4)		(53,544)		641,800		1,682,572		2,270,828
New financial assets originated or purchased		370,537		220,038		133,197		723,772
Financial assets that have been derecognized		(386,384)		(140,133)		(255,008)		(781,525)
Unwind of discount (1)		—		—		360,126		360,126
FX and other movements		9,196		(6,329)		(6,368)		(3,501)
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
Loss allowance as of December 31, 2020 (3)	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157
(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	85,335,262	Ps.	1,931,245	Ps.	7,507,282	Ps.	94,773,789
Transfers:
Transfer from stage 1 to stage 2		(3,399,434)		3,399,434		—		—
Transfer from stage 1 to stage 3		(1,215,930)		—		1,215,930		—
Transfer from stage 2 to stage 3		—		(976,090)		976,090		—
Transfer from stage 2 to stage 1		1,094,712		(1,094,712)		—		—
Transfer from stage 3 to stage 2		—		165,806		(165,806)		—
Transfer from stage 3 to stage 1		251,317		—		(251,317)		—
New financial assets originated or purchased		71,920,832		568,237		1,500,142		73,989,211
Finacial assets that have been paid		(65,044,533)		(1,244,422)		(2,224,011)		(68,512,966)
Net remeasurement of amortized cost and other receivables		7,603		(23)		4,696		12,276
Write-offs		(2,374)		(937)		(1,821,926)		(1,825,237)
FX and other movements		389,944		18,609		91,073		499,626
Total portfolio as of December 31, 2019	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(6,731,542)		6,731,542		—		—
Transfer from stage 1 to stage 3		(916,057)		—		916,057		—
Transfer from stage 2 to stage 3		—		(1,498,250)		1,498,250		—
Transfer from stage 2 to stage 1		1,322,740		(1,322,740)		—		—
Transfer from stage 3 to stage 2		—		144,864		(144,864)		—
Transfer from stage 3 to stage 1		87,300		—		(87,300)		—
New financial assets originated or purchased		71,146,401		4,795,773		2,779,550		78,721,724
Finacial assets that have been paid		(69,056,875)		(1,841,383)		(2,278,856)		(73,177,114)
Net remeasurement of amortized cost and other receivables		25,034		13,721		12,332		51,087
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
On business combination(1)		6,451,352		92,410		421,270		6,965,032
FX and other movements		962,070		(36,638)		41,760		967,192
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

(1)See note 35 Business combination

Interbank and overnight funds
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018 (1)	Ps.	417	Ps.	9	Ps.	425	Ps.	851
Transfers:
Transfer from stage 3 to stage 1		7		—		(7)		—
Net remeasurement of loss allowance (4)		(7)		—		583		576
New financial assets originated or purchased		50		—		55		105
Financial assets that have been derecognized		(385)		(9)		(3)		(397)
Write-offs		(1)		—		(148)		(149)
Loss allowance balance as of December 31, 2019 (1)	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 2 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (3)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Loss allowance as of December 31, 2020 (2)	Ps.	792	Ps.	—	Ps.	59	Ps.	851

(1)     See section 4.1.1.A Loan portfolio disclosure changes.

(2)See Note 1.1 Other events COVID-19 impact.

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	48	Ps.	—	Ps.	—	Ps.	48

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	7,554,928	Ps.	728	Ps.	79,532	Ps.	7,635,188
Transfers:
New financial assets originated or purchased		1,033,597		(677,600)		—		355,997
Finacial assets that have been paid		(5,911,804)		677,600		—		(5,234,204)
Net remeasurement of amortized cost and other receivables		(2,783)		(726)		610		(2,899)
Write-offs		(1)		—		(79,166)		(79,167)
FX and other movements		44,046		—		—		44,046
Total portfolio as of December 31, 2019	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
Transfers:
New financial assets originated or purchased		2,589,813		—		—		2,589,813
Finacial assets that have been paid		(1,614,229)		(2)		(975)		(1,615,206)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(1)		472,785		—		—		472,785
FX and other movements		528,243		—		—		528,243
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

(1)See note 35 Business combination

(**) See section 4.1.1.A Loan portfolio disclosure changes.

Loans to consumers
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	1,000,009	Ps.	891,884	Ps.	1,556,991	Ps.	3,448,884
Transfers:
Transfer from stage 1 to stage 2		(177,418)		177,418		—		—
Transfer from stage 1 to stage 3		(96,243)		—		96,243		—
Transfer from stage 2 to stage 3		—		(423,627)		423,627		—
Transfer from stage 3 to stage 2		—		73,266		(73,266)		—
Transfer from stage 2 to stage 1		248,656		(248,656)		—		—
Transfer from stage 3 to stage 1		86,614		—		(86,614)		—
Net remeasurement of loss allowance (5)		(142,986)		491,902		2,198,819		2,547,735
New financial assets originated or purchased		300,445		93,015		68,472		461,932
Financial assets that have been derecognized		(141,199)		(192,984)		(15,734)		(349,917)
Unwind of discount (1)		—		19		89,657		89,676
FX and other movements		35,705		34,982		(32,964)		37,723
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
Loss allowance as of December 31, 2019 (2)	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(589,705)		589,705		—		—
Transfer from stage 1 to stage 3		(67,290)		—		67,290		—
Transfer from stage 2 to stage 3		—		(918,066)		918,066		—
Transfer from stage 3 to stage 2		—		218,402		(218,402)		—
Transfer from stage 2 to stage 1		580,707		(580,707)		—		—
Transfer from stage 3 to stage 1		54,682		—		(54,682)		—
Net remeasurement of loss allowance (4)		191,249		1,215,153		1,480,858		2,887,260
New financial assets originated or purchased		604,215		1,105,837		450,434		2,160,486
Financial assets that have been derecognized		(877,441)		(472,211)		(40,271)		(1,389,923)
Unwind of discount (1)		—		—		107,099		107,099
FX and other movements		42,967		(54,704)		12,913		1,176
Write-offs		(4,153)		(8,793)		(2,369,221)		(2,382,167)
Loss allowance as of December 31, 2020 (3)	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	48,863,858	Ps.	4,377,133	Ps.	2,214,073	Ps.	55,455,064
Transfers:
Transfer from stage 1 to stage 2		(6,703,975)		6,703,975		—		—
Transfer from stage 1 to stage 3		(379,049)		—		379,049		—
Transfer from stage 2 to stage 3		—		(2,673,304)		2,673,304		—
Transfer from stage 2 to stage 1		3,978,012		(3,978,012)		—		—
Transfer from stage 3 to stage 2		—		473,269		(473,269)		—
Transfer from stage 3 to stage 1		223,248		—		(223,248)		—
New financial assets originated or purchased		44,760,635		1,068,595		1,515,569		47,344,799
Finacial assets that have been paid		(37,229,958)		(2,063,400)		(1,209,835)		(40,503,193)
Net remeasurement of amortized cost and other receivables		2,873		(144)		3,810		6,539
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
FX and other movements		75,586		43,141		99,508		218,235
Total portfolio as of December 31, 2019	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(11,366,208)		11,366,208		—		—
Transfer from stage 1 to stage 3		(566,670)		—		566,670		—
Transfer from stage 2 to stage 3		—		(2,317,098)		2,317,098		—
Transfer from stage 2 to stage 1		3,314,200		(3,314,200)		—		—
Transfer from stage 3 to stage 2		—		433,559		(433,559)		—
Transfer from stage 3 to stage 1		125,565		—		(125,565)		—
New financial assets originated or purchased		40,576,605		3,160,656		2,382,100		46,119,361
Finacial assets that have been paid		(37,552,539)		(2,109,543)		(1,818,794)		(41,480,876)
Net remeasurement of amortized cost and other receivables		21,838		10,389		12,511		44,738
Write-offs		(4,153)		(8,793)		(2,369,906)		(2,382,852)
On business combination(1)		2,861,841		154,993		48,033		3,064,867
FX and other movements		487,555		99,107		43,106		629,768
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

(1)See note 35 Business combination

Mortgages
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	49,134	Ps.	81,265	Ps.	170,864	Ps.	301,263
Transfers:
Transfer from stage 1 to stage 2		(5,351)		5,351		—		—
Transfer from stage 1 to stage 3		(867)		—		867		—
Transfer from stage 2 to stage 3		—		(25,163)		25,163		—
Transfer from stage 3 to stage 2		—		8,061		(8,061)		—
Transfer from stage 2 to stage 1		25,475		(25,475)		—		—
Transfer from stage 3 to stage 1		5,971		—		(5,971)		—
Net remeasurement of loss allowance (5)		(27,965)		37,178		116,037		125,250
New financial assets originated or purchased		13,514		839		(25)		14,328
Financial assets that have been derecognized		(1,821)		(7,126)		(4,434)		(13,381)
Unwind of discount (1)		—		—		7,413		7,413
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(509)		(136)		(77,157)		(77,802)
Loss allowance balance as of December 31, 2019 (2)	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(23,251)		23,251		—		—
Transfer from stage 1 to stage 3		(1,081)		—		1,081		—
Transfer from stage 2 to stage 3		—		(42,052)		42,052		—
Transfer from stage 3 to stage 2		—		21,817		(21,817)		—
Transfer from stage 2 to stage 1		47,117		(47,117)		—		—
Transfer from stage 3 to stage 1		24,517		—		(24,517)		—
Net remeasurement of loss allowance (4)		13,360		232,709		153,075		399,144
New financial assets originated or purchased		14,288		11,638		13,495		39,421
Financial assets that have been derecognized		(64,919)		(45,758)		(37,748)		(148,425)
Unwind of discount (1)		—		—		11,772		11,772
FX and other movements		4,357		(8,661)		(2,822)		(7,126)
Write-offs		(480)		(234)		(84,726)		(85,440)
Loss allowance as of December 31, 2020 (3)	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

Microcredit
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (5)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (1)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance balance as of December 31, 2019 (2)	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (4)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance as of December 31, 2020 (3)	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
New financial assets originated or purchased		304,306		2,968		43,589		350,863
Finacial assets that have been paid		(258,304)		(7,537)		(46,651)		(312,492)
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Finacial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

Trade receivables / other accounts receivable
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	6,773,024	Ps.	—	Ps.	—	Ps.	6,773,024
Financial entities		465,621		—		—		465,621
Total investment grade	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	7,238,645

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	4,328,028	Ps.	—	Ps.	—	Ps.	4,328,028
Financial entities		391,482		—		—		391,482
Total investment grade	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	4,719,510

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

d)Other accounts receivable at FVTPL

	December 31, 2020		December 31, 2019
Investment grade
Sovereign (*)	Ps.	2,958,385	Ps.	2,706,030
Total investment grade	Ps.	2,958,385	Ps.	2,706,030

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	Loss allowance
Loss allowance as of December 31, 2018	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery of partial payments from the clients		(11,129)
Write-offs		(13,097)
Approach change		185
Exchange gains (losses) in foreign currency		2,595
Loss allowance as of December 31, 2019	Ps.	173,307
On business combination		217
Provision charged to profit or loss		45,757
Recovery of partial payments from the clients		(9,144)
Write-offs		(6,256)
Exchange gains (losses) in foreign currency		21
Loss allowance as of December 31, 2020	Ps.	203,902

Debt securities | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

c)Investments in debt securities at amortized cost

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,708,927	Ps.	—	Ps.	—	Ps.	1,708,927
Other public entities (**)		3,378,438		—		—		3,378,438
Financial entities		169,232		—		—		169,232
Total investment grade	Ps.	5,256,597	Ps.	—	Ps.	—	Ps.	5,256,597
Speculative grade
Corporate	Ps.	191,866	Ps.	—	Ps.	—	Ps.	191,866
Financial entities		126,516		5,149		—		131,665
Total speculative grade	Ps.	318,382	Ps.	5,149	Ps.	—	Ps.	323,531
	Ps.	5,574,979	Ps.	5,149	Ps.	—	Ps.	5,580,128

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2019
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	23,043	Ps.	—	Ps.	—	Ps.	23,043
Other public entities (**)		3,029,802		—		—		3,029,802
Financial entities		1,017		—		—		1,017
Total investment grade	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862
Speculative grade
Corporate	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Financial entities		—		—		—		—
Total speculative grade	Ps.	—	Ps.	—	Ps.	—	Ps.	—
	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (2)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (1)		(755)		—		—		(755)
New financial assets originated or purchased		9,023		8		—		9,031
Financial assets that have been derecognized		(1,583)		—		—		(1,583)
FX and other movements		(234)		(1)		—		(235)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195

(1)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31,2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31,2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

Debt securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (2)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Transfer from stage 1 to stage 2		(298)		298		—		—
Net remeasurement of loss allowance (1)		16,391		50		—		16,441
New financial assets originated or purchased		64,764		—		—		64,764
Financial assets that have been derecognized		(12,954)		(179)		—		(13,133)
FX and other movements		(5,676)		10		—		(5,666)
Loss allowance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486

(1)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	11,130,893	Ps.	9,834,271
Securities issued or secured by other Colombian Government entities		285,699		260,213
Securities issued or secured by other financial entities		476,499		495,863
Securities issued or secured by non-financial sector entities		25,752		25,733
Others		49,850		50,690
	Ps.	11,968,693	Ps.	10,666,770
In foreign currency
Securities issued or secured by Colombian Government		1,716,306		1,809,671
Securities issued or secured by other Colombian Government entities		175,374		205,465
Securities issued or secured by foreign Governments		9,663,324		4,997,430
Securities issued or secured by central banks		1,862,922		970,095
Securities issued or secured by other financial entities		2,435,933		2,559,062
Securities issued or secured by non-financial sector entities		23,818		9,107
Others		1,119,986		391,392
	Ps.	16,997,663	Ps.	10,942,222
Total debt securities at FVOCI	Ps.	28,966,356	Ps.	21,608,992

Derivatives
Disclosure of detailed information about financial instruments [line items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

Credit worthiness at Fair Value	December 31, 2020		December 31, 2019
Investment grade	Ps.	972,729	Ps.	734,959
Speculative		9,274		21,037
Without grade or not available		308,141		328,036
Total	Ps.	1,290,144	Ps.	1,084,032